Stock Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	1,337,000
Compensation cost	$ 1,656,674	$ 67,070
Unamortized stock option expense	$ 2,375,624
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	1,312,000